Commitments and Contingencies - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Apr. 01, 2019 INR (₨)	Mar. 31, 2019 INR (₨)
Loss Contingencies [Line Items]
Capital commitments, estimated amounts of contracts remaining to be executed on the capital account	₨ 12,756.9				₨ 5,503.6
Additional operating lease commitments with leases which have not yet commenced	6,900.0
Operating lease expense	11,692.3	$ 155.1
Operating lease liability	65,615.1		$ 870.3		0.0
Right-of-use assets	₨ 60,756.9		$ 805.9		0.0
ASU 2016-02 [Member]
Loss Contingencies [Line Items]
Operating lease liability				₨ 56,900.0	0.0
Right-of-use assets				53,000.0	0.0
Impact of accounting estimate				₨ 3,900.0
Minimum [Member]
Loss Contingencies [Line Items]
Additional operating lease commitments with leases which have not yet commenced, lease term	4 years		4 years
Maximum [Member]
Loss Contingencies [Line Items]
Additional operating lease commitments with leases which have not yet commenced, lease term	26 years		26 years
Indirect Taxes And Other Claims
Loss Contingencies [Line Items]
Contingencies, estimated possible loss	₨ 8,437.8				₨ 8,936.3